Short-Term Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Nov. 30, 2018
Short-term Debt [Line Items]
Short-term Debt	$ 50,000	$ 0
Current portion of long-term debt
Short-term Debt [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 80,000		$ 40,000
Debt Instrument, Term	6 months
Minimum [Member]
Short-term Debt [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.30%
Debt covenant, required capital invested	$ 20,000
Maximum
Short-term Debt [Line Items]
Debt Instrument, Basis Spread on Variable Rate	3.50%
Debt covenant, required capital invested	$ 30,000
Current portion of long-term debt
Short-term Debt [Line Items]
Interest rate, effective percentage	5.00%	0.00%
London Interbank Offered Rate (LIBOR) [Member]
Short-term Debt [Line Items]
Debt Instrument, Basis Spread on Variable Rate	3.50%